Financial Assets & Liabilities	12 Months Ended
Dec. 31, 2021
Financial Assets & Liabilities
Financial Assets & Liabilities

NOTE J. FINANCIAL ASSETS & LIABILITIES

Fair Value Measurements

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the company’s financial assets and financial liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020.

($ in millions)
	Fair Value	2021				2020
At December 31:	Hierarchy Level	Assets	(7)	Liabilities	(8)	Assets	(7)	Liabilities	(8)
Cash equivalents(1)
Time deposits and certificates of deposit(2)	2	$1,903		N/A		$7,658		N/A
Money market funds	1	263		N/A		148		N/A
U.S. government securities(2)	2	599		N/A		500		N/A
Total cash equivalents		$2,766		N/A		$8,306		N/A
Equity investments(3)	1	0		N/A		2		N/A
Kyndryl common stock	1	807		N/A		—		N/A
Debt securities–current(2)(4)	2	600		N/A		600		N/A
Debt securities–noncurrent(2)(5)	1,2,3	37		N/A		7		N/A
Derivatives designated as hedging instruments
Interest rate contracts	2	12		—		100		—
Foreign exchange contracts	2	359		117		111		580
Derivatives not designated as hedging instruments
Foreign exchange contracts	2	21		42		13		47
Equity contracts(6)	1,2	6		4		12		—
Total		$4,608		$162		$9,151		$627

(1)Included within cash and cash equivalents in the Consolidated Balance Sheet.
(2)Available-for-sale debt securities with carrying values that approximate fair value.
(3)Included within investments and sundry assets in the Consolidated Balance Sheet.
(4)U.S. treasury bills that are reported within marketable securities in the Consolidated Balance Sheet.
(5)Primarily includes corporate and government debt securities that are reported within investments and sundry assets in the Consolidated Balance Sheet.
(6)Level 1 includes immaterial amounts related to equity futures contracts.
(7)The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Balance Sheet at December 31, 2021 were $358 million and $40 million, respectively, and at December 31, 2020 were $85 million and $151 million, respectively.
(8)The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Balance Sheet at December 31, 2021 were $60 million and $103 million, respectively, and at December 31, 2020 were $587 million and $40 million, respectively.

N/A–Not applicable

Kyndryl Common Stock

On November 3, 2021, IBM completed the separation of Kyndryl and retained 19.9 percent of the shares of Kyndryl common stock with the intent to dispose of the shares within twelve months of the separation. The company accounts for the Kyndryl shares as a fair value investment. The fair value of the shares at December 31, 2021 of $807 million is included within prepaid expenses and other current assets in the Consolidated Balance Sheet. An unrealized gain of $126 million representing the difference between the book value of the Kyndryl shares as of the date of separation and the fair value of the shares as of December 31, 2021 was recorded in other (income) and expense in the Consolidated Income Statement for the year ended December 31, 2021. Refer to note C, “Separation of Kyndryl,” for additional information.

Financial Assets and Liabilities Not Measured at Fair Value

Short-Term Receivables and Payables

Notes and other accounts receivable and other investments are financial assets with carrying values that approximate fair value. Accounts payable, other accrued expenses and short-term debt (excluding the current portion of long-term debt and including short-term finance lease liabilities) are financial liabilities with carrying values that approximate fair value. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy, except for short-term debt which would be classified as Level 2.

Loans and Long-Term Receivables

Fair values are based on discounted future cash flows using current interest rates offered for similar loans to clients with similar credit ratings for the same remaining maturities. At December 31, 2021 and 2020, the difference between the carrying amount and estimated fair value for loans and long-term receivables was immaterial. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.

Long-Term Debt

Fair value of publicly traded long-term debt is based on quoted market prices for the identical liability when traded as an asset in an active market. For other long-term debt (including long-term finance lease liabilities) for which a quoted market price is not available, an expected present value technique that uses rates currently available to the company for debt with similar terms and remaining maturities is used to estimate fair value. The carrying amount of long-term debt was $44,917 million and $54,217 million, and the estimated fair value was $49,465 million and $61,460 million at December 31, 2021 and 2020, respectively. If measured at fair value in the financial statements, long-term debt (including the current portion) would be classified as Level 2 in the fair value hierarchy.